Leases (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 07, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Cost		$ 906,838	$ 1,062,181	$ 1,815,303	$ 2,100,085	$ 4,054,423	$ 1,112,362
Lease description						which expire at various dates through 2032.
Debt instrument, interest rate percentage						12.00%	12.00%	12.00%
Cash deposit with bank						$ 185,606	$ 160,910
Letter of Credit [Member] | Twelve Amended Senior Secured Notes [Member] | BRF Finance Co LLC [Member]
Debt instrument, interest rate percentage	12.00%
Landlords	$ 3,024,232
Minimum [Member]
Lease term		1 year 6 months		1 year 6 months		1 year 6 months
Maximum [Member]
Lease term		12 years 9 months 18 days		12 years 9 months 18 days		12 years 9 months 18 days